Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue of sales to related parties	$ 8,825	$ 9,744	$ 10,519
Purchases from related parties	$ 2,049	$ 2,300	$ 1,873